Type:  		13F-HR
Period:		09/30/2003
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	September 30, 2003

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts November 13, 2003

Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	19
Form 13F Information Table Value Total:	$105,374,000

List of Other Included Managers: NA


                                                       Derby and Company, Inc.
                                                              FORM 13F
                                                         September 30, 2003

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
-------- -------- --------
------- -------- --------

AMERICAN EXPRESS COMPANY       COM              025816109     5827   129322 SH       Sole                   129322
AMERICAN INTL GROUP INC        COM              026874107     5228    90600 SH       Sole                    90600
AMERICAN STD COS INC COM       COM              029712106     3976    47196 SH       Sole                    47196
AUTOMATIC DATA PROCESSNG       COM              053015103     3875   108086 SH       Sole                   108086
BANK NEW YORK INC COM          COM              064057102     3786   130049 SH       Sole                   130049
BISYS GROUP INC COM            COM              055472104     2968   225737 SH       Sole                   225737
BLOCK H & R INC COM            COM              093671105     6443   149311 SH       Sole                   149311
CITIGROUP INC                  COM              172967101    14303   314279 SH       Sole                   314279
D R HORTON INC COM             COM              23331A109     4076   124641 SH       Sole                   124641
FLEETBOSTON FINL CORP COM      COM              339030108     3479   115396 SH       Sole                   115396
GANNETT CO INC DEL             COM              364730101     3529    45505 SH       Sole                    45505
GENERAL ELECTRIC CO            COM              369604103     6769   227063 SH       Sole                   227063
HOME DEPOT INC                 COM              437076102     3310   103916 SH       Sole                   103916
LABORATORY AMER HLDGS COM NEW  COM              50540R409     3427   119419 SH       Sole                   119419
PFIZER INCORPORATED            COM              717081103     5921   194889 SH       Sole                   194889
REGIS CORP MINN COM            COM              758932107     4237   132005 SH       Sole                   132005
RENT A CTR INC NEW COM         COM              76009N100     5861   181904 SH       Sole                   181904
WASHINGTON MUT INC COM         COM              939322103    10833   275154 SH       Sole                   275154
WELLS FARGO & CO DEL COM       COM              949746101     7526   146132 SH       Sole                   146132

REPORT SUMMARY                 19 DATA RECORDS              105374            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
